[CREDIT SUISSE ASSET MANAGEMENT LOGO]

CREDIT SUISSE FUNDS

SEMIANNUAL REPORT

JUNE 30, 2002
(UNAUDITED)

CREDIT SUISSE TRUST -
- LARGE CAP VALUE PORTFOLIO

CREDIT SUISSE TRUST (THE "TRUST") SHARES ARE NOT AVAILABLE DIRECTLY TO INDIVIDUAL INVESTORS, BUT MAY BE OFFERED ONLY THROUGH CERTAIN INSURANCE PRODUCTS AND PENSION AND RETIREMENT PLANS.

MORE COMPLETE INFORMATION ABOUT THE TRUST, INCLUDING CHARGES AND EXPENSES, IS PROVIDED IN THE PROSPECTUS, WHICH MUST PRECEDE OR ACCOMPANY THIS DOCUMENT AND WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING. YOU MAY OBTAIN ADDITIONAL COPIES BY CALLING 800-222-8977 OR BY WRITING TO CREDIT SUISSE TRUST, P.O. BOX 9030, BOSTON, MA 02205-9030.

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR, IS LOCATED AT 466 LEXINGTON AVE., NEW YORK, NY 10017-3147. THE TRUST IS ADVISED BY CREDIT SUISSE ASSET MANAGEMENT, LLC.

THE PORTFOLIO'S INVESTMENT ADVISER AND CO-ADMINISTRATORS MAY WAIVE SOME FEES AND/OR REIMBURSE SOME EXPENSES, WITHOUT WHICH PERFORMANCE WOULD BE LOWER. WAIVERS AND/OR REIMBURSEMENTS ARE SUBJECT TO CHANGE.

RETURNS INCLUDE CHANGE IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST.

THE VIEWS OF THE PORTFOLIO'S MANAGEMENT ARE AS OF THE DATE OF THE LETTER AND THE PORTFOLIO HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF JUNE 30, 2002; THESE VIEWS AND PORTFOLIO HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

PORTFOLIO SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM") OR ANY AFFILIATE, ARE NOT FDIC-INSURED AND ARE NOT GUARANTEED BY CSAM OR ANY AFFILIATE.

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CREDIT SUISSE TRUST -- LARGE CAP VALUE PORTFOLIO
SEMIANNUAL INVESTMENT ADVISER'S REPORT
June 30, 2002

                                                                   July 22, 2002

Dear Shareholder:

   For the six months ended June 30, 2002, Credit Suisse Trust -- Large Cap Value Portfolio (the "Portfolio") had a loss of 9.68%, vs. a decline of 4.78% for the Russell 1000 Value Index.(1)

   The period was a poor one for stocks, despite evidence of solid economic growth. Equities generally rose in the first three months of the period, but then fell back due to a confluence of negative developments, including: downward revisions in earnings estimates, notably in the technology/telecom area; accounting and corporate governance issues; a declining dollar; deepening conflict in the Middle East; and generally lofty valuation parameters.

   Against this backdrop, the Portfolio had a loss and trailed its benchmark. Stocks that hurt the Portfolio's return included its financial-services and health-care names. In the latter area, we held mostly pharmaceuticals that declined significantly, surrendering their historical "defensive" characteristics. On the positive side, the Portfolio's transportation, consumer discretionary and materials holdings aided its relative return.

   Looking ahead, we see grounds for optimism, notwithstanding the market's recent turmoil. We believe that the U.S. economy should begin to deliver more assured growth, assuming the threat of rising interest rates is delayed (the Federal Reserve appears reluctant to raise rates until the economy is on solid footing) and capital spending turns up. Other potential sources of market support could include an upturn in profit comparisons and a general discounting of accounting issues by investors. With regard to stock valuations, our current view is that, excluding the technology/telecom sector, stocks are trading at valuation levels consistent with historical norms and in line with expected secular returns. We expect to continue to favor financial-services, energy, specialty-retailer, industrial and some consumer-staples and health-care companies, at least over the intermediate term.

   Our approach will continue to be defensive, with a focus on companies we deem to have healthy balance sheets, moderate but reliable growth, and histories of successful management.

Robert E. Rescoe                                           Christopher F. Corapi
Co-Portfolio Manager                                       Co-Portfolio Manager

                 SUMMARY OF ANNUALIZED TOTAL RETURNS (6/30/2002)

                                         SINCE         INCEPTION
                      ONE YEAR         INCEPTION         DATE
                    ------------     -------------   -------------
                       -11.75%           4.52%         10/31/1997


----------
(1) The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which measures the performance of 3,000 of the largest U.S. companies by market capitalization. Investors cannot invest directly in an index.

CREDIT SUISSE TRUST -- LARGE CAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS
June 30, 2002 (Unaudited)

                                                                                NUMBER OF
                                                                                  SHARES        VALUE
                                                                                ---------   -------------
COMMON STOCKS (97.3%)
AEROSPACE & DEFENSE (2.1%)
    United Technologies Corp.                                                       8,600   $     583,940
                                                                                            -------------
AIR FREIGHT & COURIERS (1.4%)
    United Parcel Service, Inc.                                                     6,100         376,675
                                                                                            -------------

AUTO COMPONENTS (3.3%)
    Johnson Controls, Inc.                                                          5,800         473,338
    Lear Corp.*                                                                     5,000         231,250
    Visteon Corp.                                                                  14,883         211,339
                                                                                            -------------
                                                                                                  915,927
                                                                                            -------------

AUTOMOBILES (1.1%)
    Ford Motor Co.                                                                 19,832         317,312
                                                                                            -------------

BANKS (3.5%)
    Charter One Financial, Inc.                                                    13,200         453,816
    Wells Fargo & Co.                                                              10,200         510,612
                                                                                            -------------
                                                                                                  964,428
                                                                                            -------------

BEVERAGES (3.3%)
    Anheuser-Busch Companies, Inc.                                                 12,100         605,000
    PepsiCo, Inc.                                                                   6,430         309,926
                                                                                            -------------
                                                                                                  914,926
                                                                                            -------------

BUILDING PRODUCTS (3.4%)
    American Standard Companies, Inc.*                                             12,300         923,730
                                                                                            -------------

CHEMICALS (2.1%)
    Rohm & Haas Co.                                                                14,400         583,056
                                                                                            -------------

COMMERCIAL SERVICES & SUPPLIES (4.2%)
    Convergys Corp.*                                                               18,400         358,432
    H&R Block, Inc.                                                                 8,600         396,890
    Pitney Bowes, Inc.                                                              9,900         393,228
                                                                                            -------------
                                                                                                1,148,550
                                                                                            -------------

COMMUNICATIONS EQUIPMENT (0.6%)
    Comverse Technology, Inc.*                                                     17,400         161,124
                                                                                            -------------

COMPUTERS & PERIPHERALS (0.8%)
    Hewlett-Packard Co.                                                            15,116         230,972
                                                                                            -------------

DIVERSIFIED FINANCIALS (9.2%)
    Allied Capital Corp.                                                            9,900         224,235
    Citigroup, Inc.                                                                16,200         627,750
    Fannie Mae                                                                      6,800         501,500
    Household International, Inc.                                                   5,700         283,290
    J.P. Morgan Chase & Co.                                                        13,200         447,744
    Lehman Brothers Holdings, Inc.                                                  7,200         450,144
                                                                                            -------------
                                                                                                2,534,663
                                                                                            -------------

                 See Accompanying Notes to Financial Statements.

                                        3

                                                                                NUMBER OF
                                                                                  SHARES        VALUE
                                                                                ---------   -------------
COMMON STOCKS (CONTINUED)
DIVERSIFIED TELECOMMUNICATION SERVICES (1.8%)
    BellSouth Corp.                                                                 8,400   $     264,600
    SBC Communications, Inc.                                                        7,880         240,340
                                                                                            -------------
                                                                                                  504,940
                                                                                            -------------

ELECTRIC UTILITIES (3.8%)
    Allegheny Energy, Inc.                                                         10,750         276,813
    American Electric Power Co., Inc.                                              10,000         400,200
    Public Service Enterprise Group, Inc.                                           8,400         363,720
                                                                                            -------------
                                                                                                1,040,733
                                                                                            -------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (3.8%)
    Agilent Technologies, Inc.*                                                    12,800         302,720
    PerkinElmer, Inc.                                                              38,100         421,005
    Tektronix, Inc.*                                                               17,500         327,425
                                                                                            -------------
                                                                                                1,051,150
                                                                                            -------------

ENERGY EQUIPMENT & SERVICES (2.5%)
    Pride International, Inc.*                                                     27,100         424,386
    Weatherford International, Ltd.*                                                6,100         263,520
                                                                                            -------------
                                                                                                  687,906
                                                                                            -------------

FOOD & DRUG RETAILING (3.1%)
    CVS Corp.                                                                       8,700         266,220
    Kroger Co.*                                                                    29,100         579,090
                                                                                            -------------
                                                                                                  845,310
                                                                                            -------------

FOOD PRODUCTS (1.6%)
    General Mills, Inc.                                                            10,100         445,208
                                                                                            -------------

HEALTHCARE EQUIPMENT & SUPPLIES (1.9%)
    Baxter International, Inc.                                                     11,800         524,510
                                                                                            -------------

INDUSTRIAL CONGLOMERATES (2.2%)
    3M Co.                                                                          3,000         369,000
    Tyco International, Ltd.                                                       16,700         225,617
                                                                                            -------------
                                                                                                  594,617
                                                                                            -------------

INSURANCE (5.3%)
    American International Group, Inc.                                              8,089         551,912
    Hartford Financial Services Group, Inc.                                         8,700         517,389
    St. Paul Company, Inc.                                                         10,400         404,768
                                                                                            -------------
                                                                                                1,474,069
                                                                                            -------------

MACHINERY (9.7%)
    Eaton Corp.                                                                     7,300         531,075
    Harsco Corp.                                                                   10,700         401,250
    Ingersoll-Rand Co.                                                             11,100         506,826
    ITT Industries, Inc.                                                           12,000         847,200
    Navistar International Corp.                                                   12,200         390,400
                                                                                            -------------
                                                                                                2,676,751
                                                                                            -------------

                 See Accompanying Notes to Financial Statements.

                                        4

                                                                                NUMBER OF
                                                                                  SHARES        VALUE
                                                                                ---------   -------------
COMMON STOCKS (CONCLUDED)
MEDIA (4.9%)
    Comcast Corp.*                                                                 13,200   $     314,688
    Knight-Ridder, Inc.                                                             6,300         396,585
    McGraw-Hill Companies, Inc.                                                     5,700         340,290
    Viacom, Inc. Class B*                                                           6,500         288,405
                                                                                            -------------
                                                                                                1,339,968
                                                                                            -------------

METALS & MINING (2.9%)
    Alcoa, Inc.                                                                    24,000         795,600
                                                                                            -------------

MULTILINE RETAIL (1.6%)
    Federated Department Stores, Inc.*                                             10,950         434,715
                                                                                            -------------

OIL & GAS (6.1%)
    Conoco, Inc.                                                                   21,600         600,480
    Exxon Mobil Corp.                                                              15,900         650,628
    Royal Dutch Petroleum Co. NY Shares                                             7,700         425,579
                                                                                            -------------
                                                                                                1,676,687
                                                                                            -------------

PHARMECEUTICALS (3.7%)
    Abbott Laboratories                                                             7,400         278,610
    Eli Lilly & Co.                                                                 4,900         276,360
    Wyeth Corp.                                                                     9,100         465,920
                                                                                            -------------
                                                                                                1,020,890
                                                                                            -------------

ROAD & RAIL (1.2%)
    Burlington Northern Santa Fe Corp.                                             11,500         345,000
                                                                                            -------------

SPECIALTY RETAIL (6.2%)
    Abercrombie & Fitch Co.*                                                        9,900         238,788
    Best Buy Co., Inc.*                                                             3,400         123,420
    Lowe's Companies, Inc.                                                          7,900         358,660
    Ross Stores, Inc.                                                              12,400         505,300
    Tiffany & Co.                                                                  13,600         478,720
                                                                                            -------------
                                                                                                1,704,888
                                                                                            -------------

TOTAL COMMON STOCKS (Cost $26,689,765)                                                         26,818,245
                                                                                            -------------

PREFERRED STOCK (0.7%)

CONVERTIBLE PREFERRED STOCK (0.7%)
    Equity Residential Properties, (Callable 9/15/02 @ $25.91)
    (Cost $155,519)                                                                 7,300         182,865
                                                                                            -------------

                 See Accompanying Notes to Financial Statements.

                                        5

                                                                                   PAR
                                                                                  (000)         VALUE
                                                                                ---------   -------------
SHORT-TERM INVESTMENT (3.1%)
    State Street Bank & Trust Co. Euro Time Deposit, 1.75%, 7/01/02
    (Cost $857,000)                                                             $     857   $     857,000
                                                                                            -------------

TOTAL INVESTMENTS AT VALUE (101.1%) (Cost $27,702,284)                                         27,858,110

LIABILITIES IN EXCESS OF OTHER ASSETS (-1.1%)                                                    (302,905)
                                                                                            -------------

NET ASSETS (100.0%)                                                                         $  27,555,205
                                                                                            =============

----------
* Non-income producing security.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- LARGE CAP VALUE PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2002 (Unaudited)

ASSETS
    Investments at value (Cost $27,702,284)                               $   27,858,110
    Cash                                                                             305
    Foreign currency (Cost $7)                                                         7
    Dividend and interest receivable                                              21,925
    Receivable for fund shares sold                                                3,913
    Prepaid expenses and other assets                                              1,615
                                                                          --------------
      Total Assets                                                            27,885,875
                                                                          --------------

LIABILITIES
    Advisory fee payable                                                           7,696
    Administrative services fee payable                                           10,229
    Payable for investments purchased                                            277,645
    Payable for fund shares redeemed                                                 141
    Other accrued expenses payable                                                34,959
                                                                          --------------
      Total Liabilities                                                          330,670
                                                                          --------------

NET ASSETS
    Capital stock, $0.001 par value                                                2,382
    Paid-in capital                                                           28,367,919
    Accumulated undistributed net investment income                              349,492
    Accumulated net realized loss from investments                            (1,320,414)
    Net unrealizd appreciation from investments                                  155,826
                                                                          --------------
      Net Assets                                                          $   27,555,205
                                                                          ==============
    Shares outstanding                                                         2,382,489
                                                                          --------------
    Net asset value, offering price and redemption price per share                $11.57
                                                                                  ======

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- LARGE CAP VALUE PORTFOLIO
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2002 (Unaudited)

INVESTMENT INCOME
    Dividends                                                             $      232,646
    Interest                                                                      18,315
    Foreign taxes withheld                                                        (1,020)
                                                                          --------------
      Total investment income                                                    249,941
                                                                          --------------

EXPENSES:
    Investment advisory fees                                                     113,943
    Administrative services fees                                                  26,719
    Printing fees                                                                 22,786
    Legal Fees                                                                     9,499
    Audit Fees                                                                     7,051
    Transfer agent fees                                                            3,250
    Insurance expense                                                              1,622
    Custodian fees                                                                 1,594
    Trustees fees                                                                    813
    Interest expense                                                                 251
    Miscellaneous expense                                                          4,646
                                                                          --------------
      Total expenses                                                             192,174
    Less: fees waived                                                            (40,250)
                                                                          --------------
      Net expenses                                                               151,924
                                                                          --------------
        Net investment income                                                     98,017
                                                                          --------------

NET REALIZED AND UNREALIZED LOSS FROM INVESTMENTS
    Net realized loss from investments                                           (28,638)
    Net change in unrealized appreciation (depreciation) from investments     (3,126,080)
                                                                          --------------
    Net realized and unrealized loss from investments                         (3,154,718)
                                                                          --------------
    Net decrease in net assets resulting from operations                  $   (3,056,701)
                                                                          ==============

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- LARGE CAP VALUE PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS

                                                                            FOR THE SIX MONTHS ENDED
                                                                                  JUNE 30, 2002         FOR THE YEAR ENDED
                                                                                   (UNAUDITED)          DECEMBER 31, 2001
                                                                            ------------------------    ------------------
FROM OPERATIONS
  Net investment income                                                           $      98,017            $     252,026
  Net realized loss from investments                                                    (28,638)                (567,696)
  Net change in unrealized appreciation (depreciation) from investments              (3,126,080)                 196,305
                                                                                  -------------            -------------
   Net decrease in net assets resulting from operations                              (3,056,701)                (119,365)
                                                                                  -------------            -------------

FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from sale of shares                                                        5,013,230               14,528,858
  Net asset value of shares redeemed                                                 (4,681,711)              (8,162,942)
                                                                                  -------------            -------------
   Net increase in net assets from capital share transactions                           331,519                6,365,916
                                                                                  -------------            -------------
  Net increase (decrease) in net assets                                              (2,725,182)               6,246,551

NET ASSETS
  Beginning of period                                                                30,280,387               24,033,836
                                                                                  -------------            -------------
  End of period                                                                   $  27,555,205            $  30,280,387
                                                                                  =============            =============
ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME                                   $     349,492            $     251,475
                                                                                  =============            =============

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- LARGE CAP VALUE PORTFOLIO
FINANCIAL HIGHLIGHTS
(For a Share of the Portfolio Outstanding Throughout Each Period)

                                                 FOR THE SIX
                                                 MONTHS ENDED                  FOR THE YEAR ENDED DECEMBER 31,
                                                JUNE 30, 2002     ---------------------------------------------------------
                                                 (UNAUDITED)         2001        2000        1999        1998      1997(1)
                                                -------------     ---------   ---------   ---------   ---------   ---------
PER SHARE DATA
  Net asset value, beginning of period          $       12.81     $   12.69   $   11.89   $   11.48   $   10.33   $   10.00
                                                -------------     ---------   ---------   ---------   ---------   ---------

INVESTMENT OPERATIONS
  Net investment income                                  0.04          0.11        0.14        0.33        0.09        0.04
  Net gain (loss) on investments
    (both realized and unrealized)                      (1.28)         0.01        0.92        0.38        1.16        0.35
                                                -------------     ---------   ---------   ---------   ---------   ---------
      Total from investment operations                  (1.24)         0.12        1.06        0.71        1.25        0.39
                                                -------------     ---------   ---------   ---------   ---------   ---------
LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                     --            --       (0.14)      (0.11)      (0.10)      (0.03)
  Distributions from net realized gains                    --            --       (0.12)      (0.19)         --          --
  Return of capital                                        --            --          --          --          --       (0.03)
                                                -------------     ---------   ---------   ---------   ---------   ---------
      Total dividends and distributions                    --            --       (0.26)      (0.30)      (0.10)      (0.06)
                                                -------------     ---------   ---------   ---------   ---------   ---------
NET ASSET VALUE, END OF PERIOD                  $       11.57     $   12.81   $   12.69   $   11.89   $   11.48   $   10.33
                                                =============     =========   =========   =========   =========   =========
      Total return(2)                                   (9.68)%        0.95%       8.91%       6.24%      12.13%       3.89%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)      $      27,555     $  30,280   $  24,034   $  20,153   $  14,381   $   1,993
    Ratio of expenses to average net assets(3)           1.00%(4)      1.00%       1.02%       1.01%       1.00%       1.00%(4)
    Ratio of net investment income to
      average net assets                                 0.65%(4)      0.90%       1.11%       0.91%       1.11%       2.08%(4)
    Decrease reflected in above operating
      expense ratios due to
      waivers/reimbursements                             0.26%(4)      0.24%       0.27%       0.34%       1.22%       9.37%(4)
  Portfolio turnover rate                                  15%           46%         77%        102%         58%         64%

----------
(1) For the period October 31, 1997 (commencement of operations) through December 31, 1997.

(2) Total Returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total Returns for periods of less than one year are not annualized.

(3) Interest earned on uninvested cash balances is used to offset the portions of transfer agent expense. These arrangements resulted in a reduction to the Portfolio's net expense ratio by .00% for the six months ended June 30, 2002, and .00%, .02%, .01%, .00%, and .00% for each of the years ended
    December 31, 2001, 2000, 1999 and 1998, and for the period ended December 31, 1997, respectively. The Portfolio's operating expense ratio after reflecting these arrangements was 1.00% for the six months ended June 30, 2002, and for each of the years ended December 31, 2001, 2000, 1999 and 1998, and for the period ended December 31, 1997 respectively.

(4) Annualized

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE TRUST -- LARGE CAP VALUE PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2002 (Unaudited)

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   Credit Suisse Trust (the "Trust"), a Massachusetts business trust, was incorporated on March 15, 1995. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended, and currently offers nine managed investment portfolios of which one, the Large Cap Value Portfolio (the "Portfolio"), is included in this report. The Portfolio is a diversified investment fund that seeks long-term growth of capital and income. Shares of the Portfolio are not available directly to individual investors but may be offered only through (a) variable annuity contracts and variable life insurance contracts offered by separate accounts of certain insurance companies and (b) tax-qualified pension and retirement plans. The Portfolio may not be available in connection with a particular contract or plan.

   A) SECURITY VALUATION -- The net asset value of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. The Portfolio's investments are valued at market value, which is generally determined using the last reported sales price. If no sales are reported, investments are generally valued at the last reported bid price. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which may use a matrix, formula or other objective method that takes into consideration market indices, matrices, yield curves and other specific adjustments. If market quotations are not readily available, securities and other assets are valued by another method that the Board of Trustees believes accurately reflects fair value. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless the Board determines that using this method would not reflect an investment's value.

   B) FOREIGN CURRENCY TRANSACTIONS -- The books and records of the Portfolio are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Portfolio does not isolate that portion of realized gains and losses on investments in equity securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. The Portfolio isolates that portion of realized gains and losses on investments in debt securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

   C) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

   D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America ("GAAP").

   E) FEDERAL INCOME TAXES -- No provision is made for federal taxes as it is the Trust's intention to have the Portfolio continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

   F) USE OF ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

   G) SHORT-TERM INVESTMENTS -- The Portfolio, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("CSAM"), an indirect, wholly-owned subsidiary of Credit Suisse Group, pool available cash into a short-term time deposit issued by State Street Bank & Trust, the Portfolio's custodian. The short-term time deposit is a variable rate account classified as a short-term investment.

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

   CSAM serves as investment adviser for the Portfolio. For its investment advisory services, CSAM is entitled to receive a fee from the Portfolio at an annual rate of .75% of the Portfolio's average daily net assets. For the six months ended June 30, 2002, investment advisory fees earned and voluntarily waived were $113,943 and $40,250, respectively.

   Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of CSAM, and State Street Bank and Trust Company ("SSB"), serve as co-administrators to the Portfolio. At its meeting held on February 12, 2002 the Board of Trustees approved SSB to replace PFPC, Inc ("PFPC") as co-administrator effective May 1, 2002.

   For its administrative services, CSAMSI currently receives a fee calculated at an annual rate of .10% of the Portfolio's average daily net assets. For the six months ended June 30, 2002, administrative services fees earned by CSAMSI were $15,192.

   For its administrative services, PFPC was entitled to receive a fee, exclusive of out-of-pocket expenses, based on the following fee structure:

           AVERAGE DAILY NET ASSETS               ANNUAL RATE
           ------------------------               -----------
           First $500 million           .075% of average daily net assets
           Next $1 billion              .065% of average daily net assets
           Over $1.5 billion            .055% of average daily net assets

   For the period January 1, 2002 through April 30, 2002, administrative service fees earned by PFPC (including out of pocket expenses) were $8,641.

   For its administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, based upon the following fee structure calculated in total for all the Credit Suisse Funds administered by SSB and allocated based upon relative average net assets of each fund.

           AVERAGE DAILY NET ASSETS               ANNUAL RATE
           ------------------------               -----------
           First $5 billion             .050% of average daily net assets
           Next $5 billion              .035% of average daily net assets
           Over $10 billion             .020% of average daily net assets

   For the period May 1, 2002 to June 30, 2002, administrative service fees earned by SSB (including out-of-pocket fees) were $2,886.

   In addition to serving as the Portfolio's co-administrator, CSAMSI currently serves as distributor of the Portfolio's shares without compensation.

   Boston Financial Data Services, Inc. ("BFDS") serves as the Portfolio's transfer and dividend disbursement agent. The Portfolio has an arrangement with BFDS whereby interest earned on uninvested cash balances is used to offset a portion of their transfer agent expense. For the six months ended June 30, 2002, the Portfolio did not receive any credits or reimbursements under this arrangement.

   Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by the Portfolio to provide certain financial printing services. For the six months ended June 30, 2002, Merrill was paid $174 for its services to the Portfolio.

NOTE 3. LINE OF CREDIT

   Through June 18, 2002, the Portfolio, together with other funds advised by CSAM (collectively, the "Participating Funds"), participated in a $200 million committed, unsecured line of credit facility ("Prior Credit Facility") with Deutsche Bank, A.G. as administrative agent, State Street Bank and Trust Company as operations agent, BNP Paribas as syndication agent and certain other lenders for temporary or emergency purposes primarily relating to unanticipated Participating Funds' share redemptions. Under the terms of the Prior Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of ..10% per annum on the average unused amount of the Prior Credit Facility, which is allocated among the Participating Funds in such a manner as was determined by the governing Boards of the Participating Funds. In addition, the Participating Funds paid interest on borrowings at the Federal funds rate plus .50%.

   Effective June 19, 2002, the Participating Funds, together with additional funds advised by CSAM (collectively with the Participating Funds, the "New Participating Funds"), established a new $150 million committed, unsecured, line of credit facility (the "New Credit Facility") with Deutsche Bank, A.G. as administrative agent and syndication agent and State Street Bank and Trust Company as operations agent for the same purposes as the Prior Credit Facility. Terms of the New Credit Facility remain the same as the Prior Credit Facility. The commitment fee rate and interest rate is unchanged. For the six months ended June 30, 2002, the Portfolio had no borrowings under the Prior Credit Facility or the New Credit Facility.

NOTE 4. PURCHASES AND SALES OF SECURITIES

   For the six months ended June 30, 2002, purchases and sales of investment securities (excluding short-term investments) were $6,416,871 and $4,323,109, respectively.

   At June 30, 2002, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation (depreciation) from investments were $27,702,284, $3,155,705, ($2,999,879), and $155,826, respectively.

NOTE 5. CAPITAL SHARE TRANSACTIONS

   The Portfolio is authorized to issue an unlimited number of full and fractional shares of beneficial interest, par value of $.001 per share. Transactions in shares of the Portfolio were as follows:

                                         FOR THE PERIOD ENDED      FOR THE YEAR ENDED
                                       JUNE 30, 2002 (UNAUDITED)   DECEMBER 31, 2001
                                       -------------------------   ------------------
  Shares sold                                    389,301               1,119,625
  Shares redeemed                               (370,054)               (650,829)
                                                --------               ---------
  Net increase                                    19,247                 468,796
                                                ========               =========

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

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CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.       TRLCV-3-0602